Promissory Notes	12 Months Ended
Jan. 31, 2026
Promissory Notes
Promissory Notes

7. Promissory Notes

Promissory Notes $
Balance, January 31, 2023, 2024 and 2025	–
Proceeds from issuances of promissory notes (Notes 7(a) and 7(b))	411,000
Interest	14,418
Balance, January 31, 2026	425,418

(a) On June 5, 2025, the Company issued unsecured promissory notes for $275,000 (Note 14). The promissory notes bear interest at 6% per annum and have maturity date of May 31, 2026.

(b) On October 31, 2025, the Company issued an unsecured promissory note of $136,000 (Note 14). The promissory note bear interest at 6% per annum and have a maturity date of May 31, 2026.

As at January 31, 2026, accrued interest of $14,418 (January 31, 2025 - $nil) was included in promissory notes.